Schedule V	12 Months Ended
Dec. 31, 2016
Schedule V
Schedule V [Text Block]

SCHEDULE V

THE TRAVELERS COMPANIES, INC. AND SUBSIDIARIES

Valuation and Qualifying Accounts

(in millions)

	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions (1)	Balance at end of period
2016
Reinsurance recoverables	$157	$—	$—	$41	$116
Allowance for uncollectible:
Premiums receivable from underwriting activities	$65	$35	$—	$39	$61
Deductibles	$35	$5	$—	$6	$34

2015
Reinsurance recoverables	$203	$—	$—	$46	$157
Allowance for uncollectible:
Premiums receivable from underwriting activities	$70	$38	$—	$43	$65
Deductibles	$36	$3	$—	$4	$35

2014
Reinsurance recoverables	$239	$—	$—	$36	$203
Allowance for uncollectible:
Premiums receivable from underwriting activities	$75	$44	$—	$49	$70
Deductibles	$39	$—	$—	$3	$36

(1)         Credited to the related asset account.